SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Revenue recognition
Number of service lines		2
Net revenues recognized		$ 254,063,000	$ 227,120,000	$ 192,863,000
Retention provisions		0
Percentage of business tax and surcharge		5.00%
Business taxes and the related surcharges		6,418,000	7,017,000	6,391,000
Value added taxes rate (as a percent)		17.00%
VAT rate on services (as a percent)	6.00%
VAT rebate recorded in revenue		417,000	271,000	430,000
Camelot Nanjing
Revenue recognition
Percentage of business tax and surcharge		3.00%
Time and Expense Contracts
Revenue recognition
Net revenues recognized		136,553,000	121,762,000	99,071,000
Fixed Price Contracts
Revenue recognition
Net revenues recognized		$ 117,510,000	$ 105,358,000	$ 93,792,000
Number of accounting unit		1
Fixed Price Contracts | Minimum
Revenue recognition
Support and maintenance services period		1 year
Fixed Price Contracts | Maximum
Revenue recognition
Contractual period to perform services for systems design, planning and consulting		1 year
Support and maintenance services period		2 years